STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Australia - 7.1%
Afterpay	6,881	[a]	491,899
AGL Energy	21,139		111,869
Ampol	8,189		170,023
APA Group	35,624		249,115
Aristocrat Leisure	17,729		543,916
ASX	6,342		358,806
Aurizon Holdings	54,599		155,121
AusNet Services	58,160		77,772
Australia & New Zealand Banking Group	88,988		1,812,304
BHP Group	66,085		2,146,190
BHP Group	92,378		3,620,211
BlueScope Steel	15,205		273,325
Brambles	44,990		384,413
Cochlear	2,009		362,437
Coles Group	42,197		542,558
Commonwealth Bank of Australia	55,658		4,071,608
Computershare	17,787		204,289
Crown Resorts	13,142	[a]	83,130
CSL	14,262		3,027,675
Dexus	32,776		247,261
Domino's Pizza Enterprises	1,614		138,863
Endeavour Group	42,244		205,535
Evolution Mining	55,063		169,667
Fortescue Metals Group	53,934		990,445
Goodman Group	52,895		880,424
Insurance Australia Group	74,570		266,240
LendLease Group	20,834		187,035
Macquarie Group	10,720		1,236,999
Magellan Financial Group	4,531		163,053
Medibank Private	90,828		220,956
Mirvac Group	122,792		258,111
National Australia Bank	103,153		1,964,186
Newcrest Mining	25,807		503,086
Northern Star Resources	36,299		273,323
Oil Search	58,555		163,402
Orica	14,150		129,199
Origin Energy	53,377		161,650
Qantas Airways	29,853	[a]	100,683
QBE Insurance Group	45,056	[a]	362,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Australia - 7.1% (continued)
Ramsay Health Care	5,712		268,932
REA Group	1,573		187,240
Reece	7,745		133,865
Rio Tinto	11,837		1,165,021
Santos	61,143		287,845
Scentre Group	157,645		302,162
SEEK	10,438		224,548
Sonic Healthcare	13,914		409,502
South32	149,841		328,084
Stockland	71,805		232,414
Suncorp Group	40,171		340,686
Sydney Airport	39,743	[a]	228,260
Tabcorp Holdings	71,699		261,406
Telstra	127,117		353,105
The GPT Group	63,105		216,633
Transurban Group	87,197		917,452
Treasury Wine Estates	23,286		203,995
Vicinity Centres	134,226		153,707
Washington H Soul Pattinson & Co.	3,612		86,864
Wesfarmers	35,428		1,591,902
Westpac Banking	114,813		2,057,826
WiseTech Global	4,994		113,238
Woodside Petroleum	30,444		489,996
Woolworths Group	39,432		1,126,825
			38,990,423
Austria - .2%
Erste Group Bank	9,154		354,956
OMV	4,435		239,335
Raiffeisen Bank International	4,817		113,710
Verbund	2,034		187,340
Voestalpine	3,878		171,002
			1,066,343
Belgium - .8%
Ageas	5,303		279,830
Anheuser-Busch InBev	23,810		1,500,493
Colruyt	1,939		110,217
Elia Group	1,103		130,502
Groupe Bruxelles Lambert	1,430		166,302
Groupe Bruxelles Lambert	2,125		247,221
KBC Group	7,924		636,637
Proximus	4,764		97,877
Sofina	498		233,418
Solvay	2,317		309,119
UCB	3,984		430,912

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Belgium - .8% (continued)
Umicore	6,196		384,780
			4,527,308
Chile - .1%
Antofagasta	12,885		267,529
Denmark - 2.6%
Ambu, Cl. B	5,454		201,784
AP Moller - Maersk, Cl. A	96		256,593
AP Moller - Maersk, Cl. B	189		524,574
Carlsberg, Cl. B	3,182		588,861
Chr. Hansen Holding	3,197		287,542
Coloplast, Cl. B	3,768		688,965
Danske Bank	21,100		369,354
Demant	3,223	[a]	197,005
DSV Panalpina	6,467		1,575,338
Genmab	2,086	[a]	940,962
GN Store Nord	3,911		342,781
Novo Nordisk, Cl. B	54,041		5,005,713
Novozymes, Cl. B	6,577		516,975
Orsted	6,023	[b]	895,774
Pandora	3,065		397,360
Rockwool International, Cl. B	278		147,691
Tryg	11,876		293,646
Vestas Wind Systems	31,492		1,161,188
			14,392,106
Finland - 1.3%
Elisa	4,307		276,849
Fortum	13,581		374,883
Kesko, Cl. B	8,329		357,117
Kone, Cl. B	10,819		895,927
Neste	13,457		828,010
Nokia	171,695		1,052,786
Nordea Bank	2,007		23,564
Nordea Bank	98,968		1,158,054
Orion, Cl. B	3,458		147,211
Sampo, Cl. A	15,846		764,085
Stora Enso, Cl. R	17,738		350,863
UPM-Kymmene	16,935		692,444
Wartsila	15,073		227,131
			7,148,924
France - 11.0%
Accor	5,238	[a]	185,476
Aeroports de Paris	1,018	[a]	123,508
Air Liquide	14,839		2,579,584
Airbus	18,416	[a]	2,526,415

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
France - 11.0% (continued)
Alstom	9,101		377,678
Amundi	2,059	[b]	190,410
Arkema	1,907		242,713
Atos	3,346		160,106
AXA	60,439		1,564,433
BioMerieux	1,382		164,758
BNP Paribas	35,199		2,141,462
Bollore	29,639		165,625
Bouygues	6,903		266,241
Bureau Veritas	9,624		317,673
Capgemini	5,109		1,105,266
Carrefour	18,716		347,873
Cie de Saint-Gobain	16,134		1,154,205
Cie Generale des Etablissements Michelin	5,390		880,203
CNP Assurances	5,455		92,629
Covivio	1,790		168,221
Credit Agricole	36,880		512,979
Danone	20,361		1,498,780
Dassault Aviation	84		100,120
Dassault Systemes	21,060		1,161,883
Edenred	7,780		451,932
Eiffage	2,514		256,140
Electricite de France	14,329		173,447
Engie	58,075		774,986
EssilorLuxottica	8,916		1,682,947
Eurazeo	1,238		119,742
Faurecia	3,881		173,416
Gecina	1,536		243,838
Getlink	14,362		229,952
Hermes International	989		1,513,351
Iliad	477		102,621
Ipsen	1,242		132,808
Kering	2,347		2,107,390
Klepierre	6,672		161,768
La Francaise des Jeux SAEM	3,066	[b]	164,079
Legrand	8,515		959,307
L'Oreal	7,900		3,618,721
LVMH	8,718		6,976,657
Orange	63,352		705,967
Orpea	1,542		195,771
Pernod Ricard	6,541		1,443,678
Publicis Groupe	7,031		443,753
Remy Cointreau	665		146,153

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
France - 11.0% (continued)
Renault	6,410	[a]	243,859
Safran	10,672		1,397,997
Sanofi	35,536		3,661,917
Sartorius Stedim Biotech	850		485,068
Schneider Electric	16,879		2,828,315
SCOR	5,202		145,519
SEB	867		144,117
Societe Generale	25,754		754,519
Sodexo	2,892	[a]	246,482
Suez	10,410		243,024
Teleperformance	1,867		787,810
Thales	3,490		366,298
TotalEnergies	78,329		3,415,573
Ubisoft Entertainment	3,094	[a]	196,566
Unibail-Rodamco-Westfield	3,909		325,066
Valeo	7,710		222,880
Veolia Environnement	17,045		560,034
Vinci	16,643		1,759,717
Vivendi	22,612		763,802
Wendel	887		124,668
Worldline	7,547	[a,b]	706,261
			60,186,157
Germany - 8.5%
adidas	5,960		2,165,075
Allianz	12,925		3,218,890
BASF	28,754		2,259,359
Bayer	30,724		1,832,384
Bayerische Motoren Werke	10,555		1,049,988
Bechtle	898		185,606
Beiersdorf	3,080		365,987
Brenntag	4,878		487,185
Carl Zeiss Meditec-BR	1,217		271,076
Commerzbank	29,857	[a]	192,782
Continental	3,474		472,151
Covestro	5,914	[b]	380,563
Daimler	26,794		2,393,611
Delivery Hero	5,038	[a,b]	754,455
Deutsche Bank	65,715	[a]	830,650
Deutsche Boerse	6,056		1,011,364
Deutsche Lufthansa	9,899	[a,c]	112,162
Deutsche Post	31,024		2,101,083
Deutsche Telekom	104,325		2,167,517
Deutsche Wohnen	10,848		677,570
E.ON	71,438		878,867

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Germany - 8.5% (continued)
Evonik Industries	7,020		243,978
Fresenius & Co.	13,275		698,286
Fresenius Medical Care & Co.	6,485		511,998
GEA Group	4,569		202,642
Hannover Rueck	1,973		332,081
HeidelbergCement	4,559		404,534
HelloFresh	5,087	[a]	477,117
Henkel & Co.	3,401		309,190
Infineon Technologies	40,790		1,555,288
KION Group	2,167		230,117
Knorr-Bremse	2,259		256,254
LANXESS	2,507		181,649
LEG Immobilien	2,201		348,260
Merck	4,111		842,262
MTU Aero Engines	1,681		420,875
Muenchener Rueckversicherungs-Gesellschaft	4,367		1,181,012
Nemetschek	1,751		154,701
Puma	3,207		393,822
Rational	164		178,318
RWE	20,415		726,938
SAP	32,769		4,699,927
Scout24	2,750	[b]	235,556
Siemens	23,995		3,746,295
Siemens Energy	12,180	[a]	331,558
Siemens Healthineers	8,505	[b]	561,961
Symrise	4,076		601,140
TeamViewer	5,275	[a,b]	177,569
Telefonica Deutschland Holding	29,067		78,437
Uniper	2,722		106,438
United Internet	2,847		117,786
Volkswagen	989		328,931
Vonovia	16,757		1,117,158
Zalando	6,735	[a,b]	749,160
			46,309,563
Hong Kong - 3.0%
AIA Group	379,600		4,553,440
BOC Hong Kong Holdings	113,000		363,500
Budweiser Brewing	55,500	[b]	155,142
Chow Tai Fook Jewellery Group	53,200		111,465
CK Asset Holdings	63,475		432,829
CK Hutchison Holdings	85,475		625,109
CK Infrastructure Holdings	21,000		126,993
CLP Holdings	50,788		524,005

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Hong Kong - 3.0% (continued)
ESR Cayman	64,000	[a,b]	225,076
Futu Holdings, ADR	1,334	[a]	136,682
Galaxy Entertainment Group	68,277	[a]	464,531
Hang Lung Properties	69,000		178,539
Hang Seng Bank	23,500		450,249
Henderson Land Development	47,138		210,928
HK Electric Investments	91,000		92,298
HKT Trust & HKT	124,660		169,429
Hong Kong & China Gas	354,267		577,413
Hong Kong Exchanges & Clearing	37,742		2,411,525
Hongkong Land Holdings	38,300		173,885
Jardine Matheson Holdings	7,146		424,635
Link REIT	66,022		631,690
Melco Resorts & Entertainment, ADR	7,348	[a]	102,284
MTR	50,756		300,904
New World Development	50,141		238,052
Power Assets Holdings	43,000		277,946
Sino Land	107,730		165,028
SJM Holdings	59,530	[a]	53,655
Sun Hung Kai Properties	41,199		590,431
Swire Pacific, Cl. A	16,500		102,592
Swire Properties	40,400		114,973
Techtronic Industries	43,865		785,048
The Bank of East Asia	42,589		70,182
WH Group	288,500	[b]	239,331
Wharf Real Estate Investment	50,311		284,274
Xinyi Glass Holdings	58,000		216,650
			16,580,713
Ireland - 1.1%
CRH	24,473		1,219,658
DCC	3,227		270,173
Experian	28,604		1,259,148
Flutter Entertainment	5,300	[a]	903,539
James Hardie Industries-CDI	14,023		472,603
Kerry Group, Cl. A	5,051		748,879
Kingspan Group	4,877		530,347
Smurfit Kappa Group	7,720		435,460
			5,839,807
Isle Of Man - .1%
Entain	18,474	[a]	466,012
Israel - .6%
Azrieli Group	1,315		104,996
Bank Hapoalim	34,354		273,349
Bank Leumi Le-Israel	44,278	[a]	338,562

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Israel - .6% (continued)
Check Point Software Technologies	3,534	[a]	449,171
CyberArk Software	1,255	[a]	178,248
Elbit Systems	843		111,309
ICL Group	22,932		166,513
Israel Discount Bank, Cl. A	37,847	[a]	177,616
Mizrahi Tefahot Bank	4,405	[a]	133,559
NICE	1,935	[a]	539,377
Teva Pharmaceutical Industries, ADR	36,028	[a]	347,670
Wix.com	1,759	[a]	525,308
			3,345,678
Italy - 2.0%
Amplifon	4,027		199,215
Assicurazioni Generali	35,024		699,765
Atlantia	16,194		294,244
Davide Campari-Milano	16,174		227,669
DiaSorin	834		169,426
Enel	254,689		2,351,744
Eni	80,384		949,502
Ferrari	4,009		874,752
FinecoBank Banca Fineco	19,112	[a]	342,229
Infrastrutture Wireless Italiane	11,458	[b]	129,697
Intesa Sanpaolo	515,476		1,423,534
Mediobanca Banca Di Credito Finanziario	18,619		218,023
Moncler	5,941		409,114
Nexi	14,398	[a,b]	308,981
Poste Italiane	17,418	[b]	230,898
Prysmian	8,368		300,249
Recordati Industria Chimica E Farmaceutica	3,111		192,492
Snam	61,593		373,072
Telecom Italia	322,395		141,926
Telecom Italia-RSP	200,063		93,436
Terna Rete Elettrica Nazionale	46,085		366,401
UniCredit	67,545		807,840
			11,104,209
Japan - 22.6%
ABC-Mart	1,200		66,439
Acom	12,100		49,758
Advantest	6,100		541,267
Aeon	20,700		566,692
AGC	5,860		251,825
Aisin	4,500		182,039
Ajinomoto	14,700		374,606

Description	Shares	Value ($)
Common Stocks - 97.9% (continued)
Japan - 22.6% (continued)
ANA Holdings	5,100	119,849
Asahi Group Holdings	14,500	652,998
Asahi Intecc	6,900	186,961
Asahi Kasei	38,500	419,797
Astellas Pharma	59,295	944,420
Azbil	4,000	156,007
Bandai Namco Holdings	6,250	404,458
Bridgestone	18,200	801,054
Brother Industries	7,400	150,415
Canon	31,817	730,700
Capcom	5,600	154,347
Casio Computer	6,400	104,184
Central Japan Railway	4,600	671,959
Chubu Electric Power	19,400	233,935
Chugai Pharmaceutical	21,384	790,670
Concordia Financial Group	35,600	127,784
Cosmos Pharmaceutical	700	118,792
CyberAgent	12,200	219,632
Dai Nippon Printing	6,800	160,132
Daifuku	3,100	277,809
Dai-ichi Life Holdings	32,300	596,778
Daiichi Sankyo	54,249	1,074,240
Daikin Industries	7,800	1,621,417
Daito Trust Construction	2,000	235,453
Daiwa House Industry	17,900	549,204
Daiwa House REIT Investment	59	175,534
Daiwa Securities Group	43,400	227,708
Denso	13,800	947,567
Dentsu Group	7,100	247,303
Disco	900	257,562
East Japan Railway	9,600	640,348
Eisai	7,500	615,617
ENEOS Holdings	93,926	391,680
FANUC	6,029	1,350,267
Fast Retailing	1,858	1,260,604
Fuji Electric	4,100	179,172
FUJIFILM Holdings	11,500	825,908
Fujitsu	6,080	1,032,833
GLP J-REIT	133	238,225
GMO Payment Gateway	1,300	167,915
Hakuhodo DY Holdings	8,100	123,629
Hamamatsu Photonics K.K.	4,600	255,998
Hankyu Hanshin Holdings	7,500	221,547
Harmonic Drive Systems	1,400	77,928

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Japan - 22.6% (continued)
Hikari Tsushin	700		121,278
Hino Motors	9,400		82,224
Hirose Electric	933		139,878
Hisamitsu Pharmaceutical	1,700		74,464
Hitachi	30,280		1,739,000
Hitachi Construction Machinery	3,400		96,007
Hitachi Metals	7,400		144,439
Honda Motor	50,959		1,630,144
Hoshizaki	1,800		151,236
Hoya	11,600		1,637,817
Hulic	7,700		87,780
Ibiden	3,400		180,117
Idemitsu Kosan	6,775		159,272
Iida Group Holdings	4,600		111,019
Inpex	30,600		215,746
Isuzu Motors	18,200		242,337
Ito En	1,900		112,578
ITOCHU	37,900		1,129,149
Itochu Techno-Solutions	3,400		104,449
Japan Airlines	4,700	[a]	98,390
Japan Exchange Group	15,600		355,002
Japan Post Bank	13,500		114,994
Japan Post Holdings	49,600		421,483
Japan Post Insurance	7,200		127,934
Japan Real Estate Investment	39		244,786
Japan Retail Fund Investment	230		240,724
Japan Tobacco	38,100		745,078
JFE Holdings	16,760		205,336
JSR	6,700		224,322
Kajima	14,800		191,393
Kakaku.com	4,700		128,251
Kansai Paint	5,800		142,509
Kao	15,400		925,867
KDDI	50,363		1,536,984
Keio	3,400		190,396
Keisei Electric Railway	3,800		113,097
Keyence	6,140		3,418,901
Kikkoman	4,400		269,798
Kintetsu Group Holdings	5,635	[a]	190,266
Kirin Holdings	25,300		462,987
Kobayashi Pharmaceutical	1,700		135,485
Kobe Bussan	4,400		148,670
Koei Tecmo Holdings	1,820		85,571
Koito Manufacturing	3,500		214,087

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Japan - 22.6% (continued)
Komatsu	27,800		724,819
Konami Holdings	3,000		166,362
Kose	1,100		173,561
Kubota	32,600		681,235
Kurita Water Industries	3,300		160,161
Kyocera	10,200		630,443
Kyowa Kirin	8,405		273,199
Lasertec	2,300		432,760
Lawson	1,800		90,381
Lion	7,900		137,139
LIXIL Group	8,724		237,978
M3	14,100		923,624
Makita	6,800		352,842
Marubeni	49,300		422,398
Mazda Motor	18,100	[a]	178,349
McDonald's Holdings	2,600		117,202
Medipal Holdings	6,100		114,940
MEIJI Holdings	4,042		250,338
Mercari	3,300	[a]	172,070
Minebea Mitsumi	11,000		296,823
MISUMI Group	8,938		311,740
Mitsubishi	39,298		1,107,952
Mitsubishi Chemical Holdings	38,980		327,384
Mitsubishi Electric	58,000		785,131
Mitsubishi Estate	36,500		572,728
Mitsubishi Gas Chemical	5,500		114,800
Mitsubishi HC Capital	20,700		112,974
Mitsubishi Heavy Industries	10,470		304,061
Mitsubishi UFJ Financial Group	382,390		2,026,001
Mitsui & Co.	48,100		1,110,045
Mitsui Chemicals	5,500		175,656
Mitsui Fudosan	29,086		681,073
Miura	3,100		136,816
Mizuho Financial Group	76,950		1,098,662
MonotaRO	8,200		189,062
MS&AD Insurance Group Holdings	14,057		434,554
Murata Manufacturing	17,900		1,484,297
Nabtesco	3,700		141,251
NEC	7,680		390,499
NEXON	14,800		308,147
NGK Insulators	8,300		132,656
NH Foods	2,900		117,219
Nidec	14,000		1,573,065
Nihon M&A Center	9,400		261,879

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Japan - 22.6% (continued)
Nintendo	3,525		1,816,205
Nippon Building Fund	49		316,635
Nippon Express	2,500		182,340
Nippon Paint Holdings	22,200		283,757
Nippon Prologis REIT	62		206,846
Nippon Shinyaku	1,600		120,261
Nippon Steel	26,261		459,020
Nippon Telegraph & Telephone	41,000		1,050,469
Nippon Yusen KK	5,280		285,582
Nissan Chemical	4,100		201,032
Nissan Motor	70,900	[a]	410,407
Nisshin Seifun Group	7,138		115,284
Nissin Foods Holdings	2,200		156,624
Nitori Holdings	2,500		475,546
Nitto Denko	4,700		349,666
Nomura Holdings	97,000		484,768
Nomura Real Estate Holdings	3,800		94,179
Nomura Real Estate Master Fund	129		205,087
Nomura Research Institute	11,549		371,776
NSK	12,200		100,814
NTT Data	20,800		322,343
Obayashi	21,600		177,612
OBIC	2,100		370,027
Odakyu Electric Railway	9,600		229,048
Oji Holdings	24,200		139,689
Olympus	37,000		761,902
Omron	5,900		504,754
Ono Pharmaceutical	11,500		263,016
Oracle	1,300		97,063
Oriental Land	6,400		876,202
ORIX	38,700		676,530
Orix JREIT	83		158,511
Osaka Gas	12,300		230,522
Otsuka	3,700		193,311
Otsuka Holdings	12,300		488,957
Pan Pacific International Holdings	12,500		260,946
Panasonic	70,295		841,978
PeptiDream	3,100	[a]	127,909
Persol Holdings	6,200		125,017
Pigeon	3,700		107,099
Pola Orbis Holdings	3,000		71,751
Rakuten	26,300		290,007
Recruit Holdings	42,500		2,197,840
Renesas Electronics	39,100	[a]	423,450

Description	Shares	Value ($)
Common Stocks - 97.9% (continued)
Japan - 22.6% (continued)
Resona Holdings	70,400	265,307
Ricoh	21,800	237,895
Rinnai	1,200	111,217
Rohm	2,700	262,985
Ryohin Keikaku	8,300	169,614
Santen Pharmaceutical	12,200	165,308
SBI Holdings	8,030	192,526
SCSK	1,600	96,414
Secom	6,600	498,543
Seiko Epson	9,000	154,836
Sekisui Chemical	12,500	215,684
Sekisui House	18,900	374,446
Seven & i Holdings	23,460	1,045,573
SG Holdings	10,400	280,833
Sharp	6,800	104,361
Shimadzu	7,800	314,601
Shimano	2,300	588,284
Shimizu	17,800	130,927
Shin-Etsu Chemical	11,100	1,811,193
Shionogi & Co.	8,400	441,780
Shiseido	12,700	846,931
SMC	1,800	1,069,623
Softbank	89,500	1,169,407
SoftBank Group	39,240	2,466,047
Sohgo Security Services	2,500	116,992
Sompo Holdings	9,970	412,564
Sony Group	39,580	4,131,410
Square Enix Holdings	2,500	129,703
Stanley Electric	4,100	107,043
Subaru	19,400	380,690
Sumco	9,000	209,042
Sumitomo	35,600	484,109
Sumitomo Chemical	48,800	254,237
Sumitomo Dainippon Pharma	6,300	108,917
Sumitomo Electric Industries	23,700	336,857
Sumitomo Metal Mining	8,100	329,852
Sumitomo Mitsui Financial Group	40,700	1,371,913
Sumitomo Mitsui Trust Holdings	10,564	347,107
Sumitomo Realty & Development	9,400	306,219
Suntory Beverage & Food	4,100	144,150
Suzuki Motor	11,300	459,893
Sysmex	5,200	618,883
T&D Holdings	17,900	229,423
Taisei	6,200	209,770

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Japan - 22.6% (continued)
Taisho Pharmaceutical Holdings	1,000		55,983
Taiyo Nippon Sanso	5,000		110,723
Takeda Pharmaceutical	49,223		1,636,262
TDK	4,000		456,934
Terumo	20,500		795,909
The Chiba Bank	18,400		105,170
The Kansai Electric Power Company	20,999		198,706
The Shizuoka Bank	14,500		104,973
THK	3,800		108,775
TIS	7,300		189,204
Tobu Railway	6,400		166,311
Toho	3,800		165,487
Toho Gas	2,600		126,856
Tohoku Electric Power	15,200		115,430
Tokio Marine Holdings	20,100		958,932
Tokyo Century	1,400		77,141
Tokyo Electric Power Holdings	49,872	[a]	133,336
Tokyo Electron	4,700		1,936,471
Tokyo Gas	11,300		214,356
Tokyu	14,910		199,740
Toppan Printing	8,400		142,644
Toray Industries	45,600		300,538
Toshiba	12,600		542,647
Tosoh	8,300		145,970
TOTO	4,200		217,508
Toyo Suisan Kaisha	2,900		110,838
Toyota Industries	4,500		377,192
Toyota Motor	66,555		5,977,136
Toyota Tsusho	6,600		311,901
Trend Micro	4,400		228,985
Tsuruha Holdings	1,300		154,324
Unicharm	12,800		513,362
United Urban Investment	99		145,711
USS	7,000		121,803
Welcia Holdings	3,400		115,798
West Japan Railway	5,300		287,569
Yakult Honsha	3,900		230,513
Yamada Holdings	19,000		89,701
Yamaha	4,000		221,571
Yamaha Motor	9,100		227,694
Yamato Holdings	8,800		253,345
Yaskawa Electric	7,500		371,234
Yokogawa Electric	7,300		112,142
Z Holdings	81,400		407,675

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Japan - 22.6% (continued)
ZOZO	4,000		136,206
			123,224,084
Jordan - .0%
Hikma Pharmaceuticals	5,763		211,901
Luxembourg - .3%
ArcelorMittal	22,751		794,627
Aroundtown	33,212		260,416
Eurofins Scientific	4,221		504,910
Tenaris	15,837		161,962
			1,721,915
Macau - .1%
Sands China	73,413		251,220
Wynn Macau	55,200		71,048
			322,268
Netherlands - 5.7%
ABN AMRO Bank-CVA	12,356	[a,b]	143,536
Adyen	616	[a,b]	1,677,257
Aegon	59,354		252,342
Akzo Nobel	6,056		748,893
argenx	1,409	[a]	429,227
ASM International	1,457		518,276
ASML Holding	13,180		10,022,062
EXOR	3,538		291,407
Heineken	8,258		961,745
Heineken Holding	3,620		356,559
ING Groep	121,826		1,560,047
JDE Peet's	2,269		76,381
Just Eat Takeaway.com	5,669	[a,b]	502,638
Koninklijke Ahold Delhaize	33,319		1,035,981
Koninklijke DSM	5,493		1,107,232
Koninklijke KPN	105,414		346,404
Koninklijke Philips	28,430		1,311,232
Koninklijke Vopak	2,264		95,887
NN Group	8,845		439,056
Prosus	15,219	[a]	1,350,436
QIAGEN	7,053	[a]	378,022
Randstad	3,896		282,866
Royal Dutch Shell, Cl. A	128,432		2,576,627
Royal Dutch Shell, Cl. B	115,995		2,289,377
Stellantis	14,164		271,917
Stellantis	49,044		943,272
Wolters Kluwer	8,514		971,159
			30,939,838

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
New Zealand - .3%
Auckland International Airport	40,601	[a]	205,171
Fisher & Paykel Healthcare	17,646		388,241
Mercury NZ	22,832		105,275
Meridian Energy	43,406		157,959
Ryman Healthcare	13,879		127,606
Spark New Zealand	56,305		185,884
The a2 Milk Company	25,978	[a]	112,666
Xero	4,050	[a]	419,749
			1,702,551
Norway - .6%
Adevinta	8,938	[a]	171,825
DNB Bank	29,492	[a]	604,378
Equinor	30,986		606,176
Gjensidige Forsikring	6,584		150,550
Mowi	13,799		351,470
Norsk Hydro	40,641		270,366
Orkla	23,327		212,015
Schibsted, Cl. A	2,321		123,045
Schibsted, Cl. B	2,886		133,205
Telenor	21,994		381,874
Yara International	5,281		278,122
			3,283,026
Poland - .0%
InPost	5,328	[a]	104,370
Portugal - .1%
Banco Espirito Santo	118,053	[a,d]	0
EDP - Energias de Portugal	87,697		455,799
Galp Energia	16,653		162,607
Jeronimo Martins	8,281		168,636
			787,042
Singapore - 1.1%
Ascendas Real Estate Investment Trust	106,827		245,975
CapitaLand	86,000		255,907
CapitaLand Integrated Commercial Trust	147,276		233,681
City Developments	13,900		70,206
DBS Group Holdings	56,248		1,262,298
Genting Singapore	211,227		126,390
Keppel	47,400		192,040
Mapletree Commercial Trust	71,200		113,497
Mapletree Logistics Trust	94,900		147,691
Oversea-Chinese Banking	106,924		967,446
Sea, ADR	367	[a]	101,351
Singapore Airlines	42,933	[a]	161,587
Singapore Exchange	26,200		229,876

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Singapore - 1.1% (continued)
Singapore Technologies Engineering	51,400		152,023
Singapore Telecommunications	253,351		424,420
United Overseas Bank	37,463		725,220
UOL Group	15,111		81,342
Venture	7,900		110,886
Wilmar International	63,800		205,002
			5,806,838
Spain - 2.4%
ACS Actividades de Construccion y Servicios	7,560		198,668
Aena SME	2,455	[a,b]	390,970
Amadeus IT Group	14,351		939,516
Banco Bilbao Vizcaya Argentaria	208,010		1,334,205
Banco Santander	542,496		1,984,668
CaixaBank	136,199		404,908
Cellnex Telecom	15,449	[b]	1,006,718
EDP Renovaveis	7,677		180,528
Enagas	8,506		195,383
Endesa	10,362		252,161
Ferrovial	15,159		449,685
Grifols	8,950		227,649
Iberdrola	185,357		2,234,448
Industria de Diseno Textil	33,992		1,153,281
Natural Energy Group	9,459		244,408
Red Electrica	13,058		258,390
Repsol	47,141		515,677
Siemens Gamesa Renewable Energy	7,851	[a]	218,958
Telefonica	165,914	[a]	761,092
			12,951,313
Sweden - 3.6%
Alfa Laval	9,624		402,275
Assa Abloy, Cl. B	31,930		1,023,799
Atlas Copco, Cl. A	20,963		1,419,076
Atlas Copco, Cl. B	12,381		704,074
Boliden	8,570		334,410
Electrolux, Ser. B	7,462		195,650
Embracer Group	6,832	[a]	176,661
Epiroc, Cl. A	20,825		486,769
Epiroc, Cl. B	11,988		241,160
EQT	7,796		376,483
Essity, Cl. B	19,306		631,196
Evolution Gaming Group	5,406	[b]	943,934
Fastighets AB Balder, CI. B	3,461	[a]	239,316
Hennes & Mauritz, Cl. B	23,102	[a]	483,977

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Sweden - 3.6% (continued)
Hexagon, Cl. B	62,745		1,040,140
Husqvarna, Cl. B	13,710		191,711
ICA Gruppen	3,387		167,452
Industrivarden, Cl. A	3,302		131,951
Industrivarden, Cl. C	5,219		200,124
Investment AB Latour, Cl. B	4,514		176,593
Investor, Cl. B	56,876		1,408,997
Kinnevik, Cl. B	7,939	[a]	346,238
L E Lundbergforetagen, Cl. B	2,481		177,236
Lundin Energy	6,599		205,681
Nibe Industrier, Cl. B	43,917		525,100
Sandvik	35,947		936,347
Securitas, Cl. B	10,223		180,236
Sinch	12,130	[a,b]	245,323
Skandinaviska Enskilda Banken, Cl. A	51,645		697,775
Skanska, Cl. B	11,135		314,231
SKF, Cl. B	12,565		334,478
Svenska Cellulosa, Cl. B	18,457		343,374
Svenska Handelsbanken, Cl. A	46,135		520,849
Swedbank, Cl. A	28,658		558,369
Swedish Match	51,173		458,153
Tele2, Cl. B	15,025		220,826
Telefonaktiebolaget LM Ericsson, Cl. B	90,897		1,048,020
Telia	81,229		356,545
Volvo, Cl. A	5,334		129,810
Volvo, Cl. B	45,589		1,075,180
			19,649,519
Switzerland - 10.3%
ABB	54,262		1,983,765
Adecco Group	4,857		290,957
Alcon	15,566		1,133,281
Baloise Holding	1,545		244,027
Banque Cantonale Vaudoise	1,070		95,563
Barry Callebaut	116		293,777
Chocoladefabriken Lindt & Spruengli	3		347,734
Chocoladefabriken Lindt & Spruengli-PC	32		358,900
Cie Financiere Richemont, CI. A	16,333		2,091,905
Clariant	7,016		145,884
Coca-Cola HBC	6,016		227,260
Credit Suisse Group	77,810		781,932
EMS-Chemie Holding	217		240,461
Geberit	1,179		968,178
Givaudan	288		1,437,442
Glencore	311,842		1,401,779

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Switzerland - 10.3% (continued)
Holcim	16,677		977,688
Julius Baer Group	6,875		454,811
Kuehne + Nagel International	1,711		577,292
Logitech International	5,497		600,918
Lonza Group	2,328		1,811,842
Nestle	90,532		11,471,631
Novartis	69,721		6,448,899
Partners Group Holding	708		1,210,427
Roche Holding	22,070		8,534,520
Roche Holding-BR	1,036		444,888
Schindler Holding	652		203,131
Schindler Holding-PC	1,248		403,968
SGS	191		618,745
Sika	4,429		1,559,806
Sonova Holding	1,749		687,229
STMicroelectronics	21,716		889,403
Straumann Holding	319		591,678
Swiss Life Holding	986		509,281
Swiss Prime Site	2,334		248,740
Swiss Re	9,599		868,891
Swisscom	797		479,530
Temenos	2,192		348,419
The Swatch Group	1,631		105,936
The Swatch Group-BR	878		293,309
UBS Group	114,635		1,890,185
Vifor Pharma	1,548		216,565
Zurich Insurance Group	4,706		1,897,027
			56,387,604
United Arab Emirates - .0%
NMC Health	4,176	[a,d]	1
United Kingdom - 12.4%
3i Group	30,756		546,624
abrdn	67,966		268,123
Admiral Group	6,006		283,352
Anglo American	40,465		1,792,641
Ashtead Group	14,325		1,073,120
Associated British Foods	11,171		311,391
AstraZeneca	48,579		5,579,211
Auto Trader Group	29,218	[b]	264,722
AVEVA Group	3,635		198,402
Aviva	124,711		670,973
BAE Systems	102,320		818,939
Barclays	541,382		1,312,082
Barratt Developments	33,361		326,067

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
United Kingdom - 12.4% (continued)
Berkeley Group Holdings	4,081		274,696
BP	637,271		2,555,016
British American Tobacco	68,271		2,544,779
BT Group	283,519	[a]	683,941
Bunzl	10,306		381,819
Burberry Group	12,355		354,136
CNH Industrial	32,351		540,463
Coca-Cola European Partners	6,440		399,666
Compass Group	55,586		1,174,329
Croda International	4,405		515,413
Diageo	73,370		3,639,940
Direct Line Insurance Group	46,493		191,974
Evraz	16,226		138,422
Ferguson	7,171		1,005,251
GlaxoSmithKline	157,695		3,116,140
Halma	11,669		468,455
Hargreaves Lansdown	11,463		260,037
HSBC Holdings	638,743		3,525,450
Imperial Brands	30,023		643,185
Informa	47,066	[a]	323,630
InterContinental Hotels Group	5,581	[a]	368,703
Intertek Group	4,937		353,732
J Sainsbury	51,507		202,771
JD Sports Fashion	16,621		207,069
Johnson Matthey	5,834		240,895
Kingfisher	64,325		329,281
Land Securities Group	23,364		230,302
Legal & General Group	189,384		687,598
Lloyds Banking Group	2,211,665		1,401,412
London Stock Exchange Group	10,355		1,077,786
M&G	78,337		245,280
Melrose Industries	159,525		354,613
Mondi	14,878		412,498
National Grid	106,652		1,364,439
Natwest Group	149,185		419,414
Next	4,195		459,250
Ocado Group	14,891	[a]	383,817
Pearson	22,794		275,058
Persimmon	10,047		405,286
Phoenix Group Holdings	19,572		184,725
Prudential	81,508		1,532,065
Reckitt Benckiser Group	22,294		1,711,066
RELX	60,406		1,774,356
Rentokil Initial	58,415		460,130

Description		Shares		Value ($)
Common Stocks - 97.9% (continued)
United Kingdom - 12.4% (continued)
Rio Tinto		35,168		2,997,120
Rolls-Royce Holdings		255,070	[a]	353,344
Schroders		3,696		187,775
Segro		36,835		623,217
Severn Trent		7,447		289,804
Smith & Nephew		27,798		566,633
Smiths Group		12,945		279,693
Spirax-Sarco Engineering		2,266		472,622
SSE		33,089		664,559
St. James's Place		16,887		372,278
Standard Chartered		82,577		494,678
Taylor Wimpey		121,349		277,429
Tesco		245,834		795,814
The British Land Company		26,702		189,379
The Sage Group		34,355		334,933
Unilever		30,553		1,759,379
Unilever		51,955		2,991,790
United Utilities Group		22,415		334,229
Vodafone Group		837,370		1,342,972
Whitbread		6,093	[a]	257,763
WM Morrison Supermarkets		72,905		271,142
WPP		38,738		501,508
				67,621,996
Total Common Stocks (cost $301,849,114)				534,939,038
	Preferred Dividend Yield (%)
Preferred Stocks - .6%
Germany - .6%
Bayerische Motoren Werke	2.71	1,938		166,484
Fuchs Petrolub	2.26	2,239		111,661
Henkel & Co.	2.16	5,644		572,274
Porsche Automobil Holding	2.48	4,717		510,712
Sartorius	0.13	828		500,850
Volkswagen	2.37	5,794		1,413,876
Total Preferred Stocks (cost $1,428,721)				3,275,857
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,758,018)	0.05	4,758,018	[e]	4,758,018

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $121,030)	0.01	121,030	[e]	121,030
Total Investments (cost $308,156,883)		99.4%		543,093,943
Cash and Receivables (Net)		.6%		3,263,803
Net Assets		100.0%		546,357,746

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings) Shares

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $11,280,011 or 2.06% of net assets.

c Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $111,040 and the value of the collateral was $121,030.

d The fund held Level 3 securities at July 31, 2021. These securities were valued at $1 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Stock Index Fund

July 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	49	9/17/2021	5,659,422	5,682,530	23,108
Gross Unrealized Appreciation				23,108

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	2,240,380	532,698,657††	1	534,939,038
Equity Securities - Preferred Stocks	-	3,275,857††	-	3,275,857
Investment Companies	4,879,048	-	-	4,879,048
Other Financial Instruments:
Futures†††	23,108	-	-	23,108

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2021, accumulated net unrealized appreciation on investments was $234,937,060, consisting of $260,637,212 gross unrealized appreciation and $25,700,152 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.